Collateral held against credit-impaired financial assets (Detail) - Collateral held against credit-impaired financial assets at Amortized Cost [Member] - Financial Assets at Amortized Cost (Stage 3) [Member]
€ in Millions
Dec. 31, 2018 EUR (€)
Collateral held against credit-impaired financial assets at Amortized Cost [Line Items]
Gross Carrying Amount	€ 7,452
Collateral	2,714
Guarantees	€ 221